                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21329
                  ----------------------------------------------

                                AGILE FUNDS, INC.
                                -----------------
               (exact name of registrant as specified in charter)

           4909 Pearl East Circle, Suite 300, Boulder, Colorado 80301
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Marc Nicolay, President
                        Tactical Allocation Services LLC
                        4909 Pearl East Circle, Suite 300
                             Boulder, Colorado 80301
                             -----------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 303-440-6500
                                                    ------------

Date of fiscal year end:     October 31
                             ----------

Date of reporting period:  April 30, 2005
                           --------------

Item 1. REPORTS TO STOCKHOLDERS

[AGILE FUNDS, INC. LOGO]


                                                              SEMI-ANNUAL REPORT


                                                                  April 30, 2005
                                                                     (Unaudited)

                                                              PRESIDENT'S LETTER
                                                      April 30, 2005 (Unaudited)


[AGILE FUNDS, INC. LOGO]

To our valued shareholders:

In my last letter to you that accompanied the October 31, 2004 annual report, I discussed how the Fund was in transition at the end of 2004, with assets being allocated away from one Sub-Adviser to interim Sub-Advisers brought in to manage some of those assets. I am pleased to report that the transition has been completed and that those changes have improved the performance of the Fund.

One by-product of the transition was that the Fund had a large cash position during November and most of December. This timing was unfortunate, as later analysis of this time period indicated these two months were favorable to many of the core Fund strategies. The Fund, while positive by over 1% for these two months, lagged the S&P 500 Index for this time period. The Fund's cash position has been significantly reduced since that time.

Once the new sub-advisers were in place, however, the Fund performed well relative to the S&P 500 Index. The Fund was down 2.44% during the January through April time period, while the S&P 500 Index declined 4.54%.

For the six month time period covered in this semi-annual report, the Fund benefited most from its exposure to the event driven strategies and trading strategies. Convertible arbitrage and long/short equity strategies were the most detrimental. Historically, convertible arbitrage has been a strategy with very steady, moderate returns. Those characteristics have not been present in recent months in part due to a lack of volatility and decreased liquidity caused by selling pressure within the convertible arbitrage universe. While a reduction in exposure to this strategy has helped temper the losses, the convertible arbitrage space may provide opportunistic trades within the next year. Long/short equity strategies have seemed to experience a general increase in correlation with the markets. In response to these changes, the Fund's portfolio now includes increased exposure to variable and even short biased long/short equity strategies and even some direct index hedging strategies.

Also of note is the recent increased investment in the private warrants. The overall performance of these warrants has been very favorable over the last six months, outperforming the S&P 500 Index in 5 of those 6 months.

While the addition of the new Sub-Advisers was completed successfully at the special shareholder meeting in March 2005, the Fund is still seeking "exemptive relief" from this SEC rule. The process of holding a shareholder meeting and distributing related proxy materials is costly and can take several months. If relief is granted, the Fund will be able to more easily add Sub-Advisers should that become desirable. The application for exemptive relief has been pending for over a year now and, although there are no guarantees, we hope that the SEC will respond favorable and promptly to the Fund's request.

I would like to thank you again for your investment in the Agile Multi-Strategy Fund. The Adviser, Sub-Advisers, Officers and Directors are dedicated to the continued improvement and success of the Fund.

Sincerely,

/s/ Marc Nicolay

Marc Nicolay
President/CEO

Certain portions of this letter may contain a discussion of positions and/or recommendations as of a specific prior date. Due to various factors, including changing market conditions, such discussion may no longer be reflective of current position(s) and/or recommendation(s). No reader should assume that any such discussion serves as the receipt of, or a substitute for, personalized advice from Agile Advisors Inc. or from any other investment professional. Past performance is not indicative of future results. Therefore, no reader should assume that future performance of any specific investment, investment strategy or product made reference to directly or indirectly in this newsletter, will be profitable or equal the corresponding indicated performance level(s). Different types of investments involve varying degrees of risk, and there can be no assurance that any specific investment will either be suitable or profitable for a specific reader's investment portfolio.

                                                                   FUND EXPENSES
                                                      April 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as the 1% fee on redemption of Fund shares made within 60 days of purchase) and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2004 and held until April 30, 2005.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

AGILE MULTI-STRATEGY FUND

                             BEGINNING           ENDING           EXPENSE PAID
                           ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                               11/1/04           4/30/05        (11/1/04-4/30/05)
--------------------------------------------------------------------------------
Actual Fund Return           $ 1,000.00         $   986.00           $ 23.83
Hypothetical Fund Return     $ 1,000.00         $ 1,000.79           $ 24.01

* Expenses are equal to the Fund's annualized expense ratio of 4.84%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the half-year period).

STRATEGY BREAKDOWN
April 30, 2005

[CHART]

Cash                             7.05%
Multi-Strategy                   2.08%
Convertible Arbitrage            3.02%
Fixed Income Arbitrage          12.74%
Event Driven Strategies         13.65%
Trading Strategies              21.29%
Long/Short Equity Strategies    39.46%

Comparison of Change in Value of $10,000 Investment in the Agile Multi-Strategy Fund and the Standard & Poor's ("S&P") 500 Index.

                             S&P 500          Agile
         1/21/2004            10000            10000
             4-Jan             9861            10000
             4-Feb             9998            10010
             4-Mar             9847            10000
             4-Apr             9692             9960
             4-May             9825             9860
             4-Jun            10016             9820
             4-Jul             9684             9690
             4-Aug             9723             9450
             4-Sep             9828             9420
             4-Oct             9978             9310
             4-Nov            10382             9390
             4-Dec            10736             9410
             5-Jan            10474             9369
             5-Feb            10694             9419
             5-Mar            10505             9319
             5-Apr            10306             9179

                                                           ANNUALIZED
                                                           ----------
PERFORMANCE                   SINCE INCEPTION      1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
Agile Multi-Strategy Fund        (8.20)%           (7.83)%          (6.50)%
S&P 500 Index                     3.06%             6.33%            2.39%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS. WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. TO OBTAIN MOST RECENT MONTH-END PERFORMANCE CALL TOLL FREE 1.866.84.AGILE.

THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index.

                                                        STATEMENT OF INVESTMENTS
                                                      April 30, 2005 (Unaudited)

                                                        SHARES         MARKET VALUE

COMMON STOCK - 6.87%
BASIC MATERIALS - 0.98%
   Dundee Precious Metals*                                 34,500      $    211,118
   Newmont Mining Corp.                                     4,400           167,068
                                                                       ------------
                                                                            378,186
                                                                       ------------

COMMUNICATIONS - 1.17%
   Atlantic Tele-Network                                    4,100           125,050
   FP Newspapers Income Fund                                7,700            85,977
   NetFlix Inc.*                                            3,200            36,992
   NETGEAR Inc.*                                           12,700           204,851
                                                                       ------------
                                                                            452,870
                                                                       ------------

CONSUMER, CYCLICAL - 1.60%
   Bandag Inc. - Class A                                    2,400            92,640
   Caesars Entertainment Inc.                               3,300            65,835
   Costco Wholesale Corp.                                   2,700           109,566
   Harrah's Entertainment Inc.                                922            60,502
   MGM Mirage                                                 900            62,829
   Movie Gallery Inc.                                         900            24,327
   Sleep Country Canada                                    10,700           156,890
   Wynn Resorts Ltd.                                          830            43,940
                                                                       ------------
                                                                            616,529
                                                                       ------------

CONSUMER, NON-CYCLICAL - 1.38%
   Atrion Corp.                                             1,413            67,146
   Birner Dental Management                                 4,144           110,624
   Champion Industries                                      9,353            36,944
   The Great Atlantic & Pacific Tea Co., Inc.               1,400            21,952
   Industrias Bachoco ADR                                   6,500           104,000
   Lab Corp. of America*                                    1,155            57,173
   Ligand Pharmaceuticals - Class B*                       17,700            93,456
   Precis Inc.*                                            30,000            40,200
                                                                       ------------
                                                                            531,495
                                                                       ------------

ENERGY - 0.24%
   Kinder Morgan Inc.                                       1,200            91,752
                                                                       ------------
                                                                             91,752
                                                                       ------------

FINANCIALS - 0.35%
   Alliance Capital Management                              1,800            80,892
   Capital Title Group Inc.                                 9,300            54,126
                                                                       ------------
                                                                            135,018
                                                                       ------------

INDUSTRIALS - 0.57%
   Advanced Fiber Technologies                             22,500           103,711
   Cemex S.A. de C. V. ADR                                  2,900           104,400
   Trex Company, Inc.                                         300            12,054
                                                                       ------------
                                                                            220,165
                                                                       ------------

TECHNOLOGY - 0.58%
   Cree Inc.*                                               5,200           125,788
   EPIQ Systems Inc.*                                       6,500            98,605
                                                                       ------------
                                                                            224,393
                                                                       ------------

TOTAL COMMON STOCK
     (Cost $2,779,852)                                                    2,650,408
                                                                       ------------

                                                           SHARES      MARKET VALUE
EXCHANGE-TRADED FUNDS - 9.72%
   iShares Lehman 1-3                                      15,401      $  1,249,021
   iShares Lehman 7-10                                     14,666         1,254,236
   SPDR Trust Series 1                                     10,840         1,255,380
                                                                       ------------
   TOTAL EXCHANGE-TRADED FUNDS
   (Cost $3,754,607)                                                      3,758,637
                                                                       ------------

WARRANTS - 60.25%
   Agile Dynamic Fund Linked Warrant                        1,012        23,276,000
                                                                       ------------
   TOTAL WARRANTS
   (Cost $23,744,260)                                                    23,276,000
                                                                       ------------

MONEY MARKET MUTUAL FUNDS - 0.00%**
   First American Prime Obligations Fund - Class A            344               344
                                                                       ------------
   TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $344)                                                                  344
                                                                       ------------

                                                 PRINCIPAL AMOUNT
                                                 ----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.91%
   Federal Home Loan Bank Discount Note,
   Due 05/02/2005, 2.535%                           $   6,532,000         6,532,000
                                                                       ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $ 6,532,000)                                                     6,532,000
                                                                       ------------

                                                        NUMBER OF
NAME/EXPIRATION DATE/EXERCISE PRICE                     CONTRACTS
-----------------------------------                     ---------
OPTIONS PURCHASED
CALLS - 0.18%
   Kinder Morgan Inc., 01/20/07, $50                            9            24,255
   Laboratory Corp., 01/20/07, $30                             20            43,800
   Petrokazakhstan, 08/20/07, $30                               8             2,220
                                                                       ------------
                                                                             70,275
                                                                       ------------

PUTS - 0.15%
   Nasdaq-100 Index, 01/20/07, $45                             20            20,000
   S&P 500 Option, 12/17/05, $1,300                             2            27,390
   S&P Future, 06/17/05, $1,110                                14            12,250
                                                                       ------------
                                                                             59,640
                                                                       ------------

   TOTAL OPTIONS PURCHASED
   (Cost $130,982)                                                          129,915
                                                                       ------------

   TOTAL INVESTMENTS - 94.08%
   (Cost $36,942,045)                                                    36,347,304
                                                                       ------------

   OTHER ASSETS IN EXCESS OF LIABILITIES - 5.92%                          2,288,087
                                                                       ------------
   NET ASSETS - 100.00%                                                $ 38,635,391
                                                                       ============

* Non-income Producing Security
** Less than .005% of Net Assets

SCHEDULE OF CALL OPTIONS WRITTEN

                                                                             EXERCISE      NUMBER OF
NAME                                                    EXPIRATION DATE       PRICE        CONTRACTS     VALUE
------------------------------------------------------------------------------------------------------------------
Annaly Mortgage Management Inc.                              7/16/05        $    20.00           29   $       (652)
Cemex SA ADR                                                 7/16/05        $    35.00           29         (5,001)
Cree Inc.                                                    9/17/05        $    22.50           25         (9,000)
Cree Inc.                                                    9/17/05        $    25.00           15         (3,525)
Cree Inc.                                                    1/21/06        $    25.00           12         (4,140)
Great Atlantic & Pacific                                     8/20/05        $    12.50           40        (15,600)
Imergent Inc.                                               10/22/05        $    15.00           45         (5,287)
Imergent Inc.                                               10/22/05        $    12.50           45         (7,987)
Interoil Corp.                                               9/17/05        $    40.00           15         (2,400)
Interoil Corp.                                               1/20/06        $    35.00           15         (5,250)
Interoil Corp.                                              12/17/05        $    35.00           11         (3,685)
KFX Inc.                                                    12/17/05        $    15.00           70        (10,850)
Lingand Pharmaceuticals Inc.                                11/19/05        $     7.50          177         (7,523)
Netgear Inc.                                                 9/17/05        $    15.00           63        (15,908)
Netgear Inc.                                                12/17/05        $    17.50           35         (6,387)
Newmont Mining Corp.                                         1/21/06        $    50.00           44         (4,510)
Openwave Systems Inc.                                        7/16/05        $    15.00           55         (3,438)
Openwave Systems Inc.                                       10/22/05        $    12.50           15         (3,487)
                                                                                                      ------------
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $112,987)                                                                        $   (114,630)
                                                                                                      ============

SCHEDULE OF PUT OPTIONS WRITTEN

                                                                             EXERCISE      NUMBER OF
NAME                                                    EXPIRATION DATE       PRICE        CONTRACTS     VALUE
------------------------------------------------------------------------------------------------------------------
Netflix Inc.                                                 1/21/20        $    10.00           40   $     (6,100)
S&P Future                                                   5/20/05        $  1060.00           14         (3,325)
                                                                                                      ------------
TOTAL PUT OPTIONS WRITTEN
  (Premiums received $13,824)                                                                         $     (9,425)
                                                                                                      ============

SCHEDULE OF SECURITIES SOLD SHORT

NAME                                          SHARES         VALUE
---------------------------------------------------------------------
Caesars Entertainment Inc.                       3,300    $   (65,835)
Harrah's Entertainment Inc.                        922        (60,502)
The Great Atlantic & Pacific Tea Co., Inc.       1,400        (21,952)
Imergent Inc.*                                   1,200        (12,960)
MGM Mirage                                         900        (62,829)
Movie Gallery Inc.                                 900        (24,327)
PMC-Sierra Inc.*                                 9,300        (74,958)
Sirius Satellite Radio*                         11,000        (52,360)
Trex Company, Inc.                                 300        (12,054)
Wynn Resorts Ltd.                                  830        (43,940)
                                                          -----------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $462,912)                                     $  (431,717)
                                                          ===========

OUTSTANDING FUTURES CONTRACTS

                                                                       UNREALIZED
                                             NUMBER OF                APPRECIATION
DESCRIPTION               EXPIRATION DATE    CONTRACTS      VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------
CONTRACTS TO SELL
   S&P Mini Future            6/13/05           2        $ 115,850   $      (1,904)
CONTRACTS TO BUY
   US 10 Year Note Future     6/21/05           3           34,266              (4)

STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (Unaudited)

                                                                                   MULTI-STRATEGY FUND
ASSETS
Investments, at value (Cost - $36,942,045)                                        $         36,347,304
Cash                                                                                           550,860
Dividends receivable                                                                             5,327
Receivable for portfolio shares sold                                                            10,985
Receivable for investments sold                                                              2,946,722
Deposit with broker for securities sold short                                                1,842,909
Variation margin                                                                               106,545
                                                                                  --------------------
   Total Assets                                                                             41,810,652
                                                                                  --------------------

LIABILITIES
Securities sold short (Proceeds $462,912)                                                      431,717
Foreign cash sold short                                                                        490,798
Call options written at value (Premiums received $112,987)                                     114,630
Put options written at value (Premiums received $13,824)                                         9,425
Payable for investments purchased                                                            1,636,586
Payable for portfolio shares redeemed                                                          313,021
Dividends payable                                                                                   94
Accrued investment advisory fee                                                                 85,163
Accrued operating service fee                                                                   34,066
Accrued 12b-1 fee                                                                               31,109
Other payables                                                                                  28,652
                                                                                  --------------------
   Total Liabilities                                                                         3,175,261
                                                                                  --------------------
Net Assets                                                                        $         38,635,391
                                                                                  ====================

COMPOSITION OF NET ASSETS:
Paid in capital                                                                             42,146,538
Accumulated net investment loss                                                             (1,558,083)
Accumulated net realized loss on investments, options,
   futures contracts, foreign currency transactions and
   securities sold short                                                                    (1,390,338)
Net unrealized depreciation in value of investments, options, futures contracts, securities sold short and translation of assets and liabilities denominated
   in foreign currencies                                                                      (562,726)
                                                                                  --------------------
Net Assets                                                                        $         38,635,391
                                                                                  --------------------
NET ASSET VALUE PER SHARE

Net Assets                                                                        $         38,635,391
Shares of common stock outstanding (300,000,000
   shares authorized at $0.001 par value)                                                    4,210,216
Net asset value and redemption price per share                                    $               9.18

See Notes to Financial Statements.

                                                         STATEMENT OF OPERATIONS
                             For the Six Months Ended April 30, 2005 (Unaudited)

                                                                                  MULTI-STRATEGY FUND
INVESTMENT INCOME
Dividends (net of foreign withholding tax of $1,239)                              $            73,777
Interest                                                                                      390,580
Other income                                                                                    3,652
                                                                                  --------------------
   Total Income                                                                               468,009
                                                                                  -------------------

EXPENSES
Investment advisory fee                                                                       556,585
Operating service fee                                                                         222,635
12b-1 fee                                                                                     222,635
Dividend expense - short sales                                                                  1,599
Interest expense - swap                                                                        55,194
Miscellaneous                                                                                  13,358
                                                                                  -------------------
   Net Expenses                                                                             1,072,006
                                                                                  -------------------
Net Investment loss                                                                          (603,997)
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment securities                                                                     (429,969)
   Futures contracts                                                                         (111,549)
   Foreign currency transactions                                                               (1,213)
   Securities sold short                                                                      189,347
Change in net unrealized appreciation/depreciation on
   investments securities, futures contracts, foreign currency
   transactions and securities sold short                                                     414,829
Net gain on investments, foreign currency transactions
   and securities sold short                                                                   61,445
                                                                                  -------------------
Net Decrease in Net Assets From Operations                                        $          (542,552)
                                                                                  ===================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2005 (Unaudited)

                                                                           MULTI-STRATEGY FUND

                                                                                          FOR THE PERIOD
                                                                FOR THE SIX MONTHS      1/21/04 (INCEPTION)
                                                                 ENDED 4/30/05**            TO 10/31/04
                                                               -------------------      -------------------
OPERATIONS
Net investment loss                                            $          (603,997)     $          (954,086)
Net realized gain (loss) on:
   Investment securities                                                  (429,969)              (1,050,657)
   Futures contracts                                                      (111,549)                       -
   Foreign currency transactions                                            (1,213)                       -
   Securities sold short                                                   189,347                   13,703
Change in net unrealized appreciation/depreciation on
   investments securities, futures contracts, foreign
   currency transactions and securities sold short                         414,829                 (977,555)
Net decrease in net assets from operations                                (542,552)              (2,968,595)
-----------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2)
Proceeds from sales of shares                                            3,554,126               55,892,955
Cost of shares redeemed                                                (11,621,120)              (5,783,208)
Redemption fees                                                              1,284                    2,501
-----------------------------------------------------------------------------------------------------------
Net increase (decrese) in net assets from share
   transactions                                                         (8,065,710)              50,112,248
-----------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                   (8,608,262)              47,143,653
-----------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                     47,243,653                  100,000
-----------------------------------------------------------------------------------------------------------
End of period *                                                $        38,635,391      $        47,243,653
===========================================================================================================

*Includes accumulated net investment loss of:                  $        (1,558,083)     $          (954,086)
** Unaudited

See Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
                                                      April 30, 2005 (Unaudited)

                                                                           MULTI-STRATEGY FUND

                                                                                           FOR THE PERIOD
                                                                FOR THE SIX MONTHS      1/21/04 (INCEPTION)
                                                                 ENDED 4/30/05**            TO 10/31/04
                                                               -------------------      -------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                          $              9.31      $             10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment loss                                                     (0.18)                   (0.19)
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on
     investments                                                              0.05                    (0.50)
-----------------------------------------------------------------------------------------------------------
     Total from investment operations                                        (0.13)                   (0.69)
-----------------------------------------------------------------------------------------------------------
Net asset value - end of period                                $              9.18      $              9.31
===========================================================================================================
TOTAL RETURN(2)                                                              (1.40)%                  (6.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                $            38,635      $            47,244
Ratio of expenses to average net assets
     (excluding dividends/interest on short sales/swaps)                      4.56%(1)                 4.12%(1)
Ratio of expenses to average net assets                                       4.82%(1)                 4.73%(1)
Ratio of expenses to average net assets without fee waivers
     (excluding dividends/interest on short sales/swaps)                      4.56%(1)                 4.53%(1)
Ratio of expenses to average net assets without fee waivers                   4.82%(1)                 5.14%(1)
Ratio of net investment income to average net assets                         (2.71)%(1)               (3.72)%(1)
Ratio of net investment income to average net assets
     without fee waivers                                                     (2.71)%(1)               (4.13)%(1)
Portfolio turnover rate                                                        266%                    1014%

(1) Annualized.
(2) Total returns for less than one year are not annualized. Total return would have been lower had various fees not been waived during the period.
* Unaudited

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES Agile Funds, Inc., an open-end registered investment company (the "Company") was organized as a Maryland corporation by Articles of Incorporation dated February 12, 2003. The Company currently offers one series of shares to investors, the Agile Multi-Strategy Fund (the "Fund"). The Fund is a non-diversified series with an investment objective to achieve consistent absolute returns with low correlation to traditional financial market indices. The Fund commenced operations on January 21, 2004. The Articles of Incorporation permit the Directors to create additional funds and classes.

THE FOLLOWING SUMMARIZES THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND.

SECURITY VALUATION: The net asset value of Fund shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern
Time), on each day the NYSE is open for business. Each determination will be made by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price; by valuing portfolio securities for which a quote is readily available at the last quoted price; by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Directors, although others may do the actual calculation. The valuation assigned to fair-valued securities for purposes of calculating the Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

FOREIGN SECURITIES: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

FUTURES CONTRACTS: A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTIONS: The Fund may write put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity as of April 30, 2005 was as follows:

                                        WRITTEN CALL OPTIONS                WRITTEN PUT OPTIONS
                                    CONTRACTS         PREMIUMS          CONTRACTS         PREMIUMS
Outstanding, October 31, 2004                  -                 -                 -                 -
Options written                            1,744   $       298,851                75   $        24,261
Options exercised or closed               (1,004)         (185,864)              (21)          (10,437)
Options expired                                -                 -
------------------------------------------------------------------------------------------------------
Outstanding, April 30, 2005                  740   $       112,987                54   $        13,824
======================================================================================================

SWAP AGREEMENTS: The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation. The Fund records an increase or decrease to realized gain
(loss), in the amount due to or owed by the Fund at termination or settlement.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

INCOME TAXES: The Fund complies with the requirements under Subschapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER: Investment security transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined using the specific identification method for financial reporting and income tax purposes. Income, fees and expenses, and realized and unrealized gains and losses are allocated daily to the Fund's outstanding shares.

2. SHARES OF BENEFICIAL INTEREST On April 30, 2005 there were 300,000,000 shares of $.001 par value common stock authorized for the Fund. Transactions in shares of common stock were as follows:

                                                             MULTI-STRATEGY FUND
   ---------------------------------------------------------------------------------------
                                               FOR THE SIX MONTHS     FOR THE PERIOD ENDED
                                              ENDED APRIL 30, 2005      OCTOBER 30, 2004
   Shares sold                                             380,273               5,663,250
   Shares issued as reinvestment of dividends                    -                       -
   Shares redeemed                                      (1,243,976)               (599,331)
   ---------------------------------------------------------------------------------------
   Net increase in shares                                 (863,703)              5,063,919
   =======================================================================================

3. INVESTMENT TRANSACTIONS Purchases and sales of investment securities, other than short-term securities, for the six months ended April 30, 2005, aggregated $28,490,880 and $24,033,339, respectively.

4. FEDERAL INCOME TAXATION AND DISTRIBUTIONS At April 30, 2005, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                                   MULTI-STRATEGY FUND
   -------------------------------------------------------------------
     Cost of investments                           $        36,946,618
   ===================================================================
     Gross unrealized appreciation                             138,493
     Gross unrealized depreciation                            (737,807)
   ===================================================================
     Net unrealized depreciation on investments    $          (599,314)
   ===================================================================

Distributions paid to shareholders are based on the net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to sales of securities within 30 days of purchase, cost of investments sold and net capital losses.

5. INVESTMENT ADVISORY, SUB-ADVISORY AND OPERATING AGREEMENTS Tactical Allocation Services, Inc. ("Tactical") serves as the Fund's investment adviser pursuant an Investment Advisory Agreement with the Trust. As compensation for its services to the Fund, Tactical receives an annual investment advisory fee of 2.5% based on the Fund's average daily net assets. Tactical, in its capacity as adviser has entered into sub-advisory agreements with

Robert Grey Registered Investment Adviser doing business as Denver Money Manager, Compass Fund Management, LLC, Quantative Equity Securities, LLC, Centaur Capital Partners, L.P., Brantley Asset Management, LLC and Schreiner Capital Management, Inc. to manage a portion of the investments of the Fund. Tactical will pay each sub-advisor an annual negotiated fee out of its investment advisory fee received pursuant to the Investment Advisory Agreement.

The Trust has entered into an Operating Services Agreement with Tactical to provide all day to day services to the Fund. The Fund will pay Tactical an annual operating service fee of 1.00% of the Fund's daily net assets.

6. DISTRIBUTOR The Trustees have adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Fund. Under the plan, ALPS Distributors, Inc. ("ADI"), the Distributor, receives a combined annual rate of 1.00% of the average daily net assets of the Fund, consisting of a 0.75% asset-based sales charge fee and a 0.25% service charge fee. ADI under the distribution and service plan, will pay all or a portion of this fee to financial intermediaries and other third parties including Greenberg and Associates Securities, Inc., an affiliated broker-dealer, as compensation for their ongoing sales support services.

7. AGILE DYNAMIC FUND LINKED WARRANT At April 30, 2005, the Fund was invested in Agile Dynamic Fund Linked Warrants. Each warrant entitles the Fund to receive from Societe Generale Warrants Limited N.V. (the "Issuer"), a cash settlement amount linked to the performance of the Agile Dynamic Fund ("ADF"), a hypothetical reference portfolio selected by Tactical. The warrants will expire, and will be deemed exercised automatically on February 2, 2009.

The investment objective of ADF is to seek capital appreciation over the medium term. Tactical has currently selected a reference portfolio consisting of a diversified basket of alternative investment strategies.

The settlement amount in respect of each warrant is an amount equal to the greater of zero or the product of (a) $100,000, the notional amount of each warrant and (b) the difference between the settlement price and the exercise price.

The settlement price in respect of a warrant is expressed as a percentage of the appreciation or depreciation of the underlying units of ADF. The units are valued on a daily basis on the fair value of ADF's underlying investments. The exercise price, in respect of each warrant, is 75%.

8. OTHER A special meeting of the shareholders of the Fund was held on March 17, 2005, for the purposes of voting on new Sub-Advisory Agreements as listed below. The proposals were passed by the required majority of shareholders of the Fund, also listed below.

PROPOSALS:

1. To approve a new investment Sub-advisory Agreement among Agile Funds, Inc. (the "Company"), on behalf of the Agile Multi-Strategy Fund (the "Fund"), Tactical Allocation Services, LLC ("Tactical" or the "Adviser"), and Compass Fund Management, LLC.

     For           2,625,292.488
     Against          29,415.669
     Abstain         152,001.482

2. To approve a new investment Sub-advisory Agreement among the Company, on behalf of the Fund, Tactical, and QES Capital Management, LLC.

     For           2,625,292.488
     Against          29,415.669
     Abstain         152,001.482

3. To approve a new investment Sub-advisory Agreement among the Company, on behalf of the Fund, Tactical, and Centaur Capital Partners, L.P.

     For           2,624,820.892
     Against          29,858.981
     Abstain         152,029.766

4. To approve a new investment Sub-advisory Agreement among the Company, on behalf of the Fund, Tactical, and Brantley Asset Management, LLC.

     For           2,624,799.739
     Against          29,880.134
     Abstain         152,029.766

5. To approve a new investment Sub-advisory Agreement among the Company, on behalf of the Fund, Tactical, and Schreiner Capital Management, Inc.

     For           2,625,292.488
     Against          29,415.669
     Abstain         152,001.482

PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-866-842-4553 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

PROXY VOTING
Fund policies and procedures used in determining how to vote proxies relating to fund securities and a summary of proxies voted by the Fundfor the period ended June 30, 2004, are available without a charge, upon request, by contacting Agile Funds at 1.866.842.4553 and on the Commission's website at http://www.sec.gov.

DIRECTORS
The following is a list of the directors and executive officers of the Company and their principal occupations over the last five years. Except for their service on the Company's Board of Directors, the independent directors named below have not held any positions during the past two years with the Fund; any investment company; any investment adviser; any underwriter of the Fund; or any affiliate of the Fund or its investment advisers or underwriters.

                          POSITION WITH      PRINCIPAL OCCUPATION             OTHERS
NAME, AGE AND ADDRESS     AGILE FUNDS, INC.  DURING THE PAST 5 YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

GEOFFREY T. PAVLIC (38)   Director           Mr. Pavlic has practiced law     None
300 E. Maple Rd.,                            since 1995, and is currently
Suite 200                                    an attorney with Pepper
Birmingham, MI  48009                        Hamilton, LLP

LARRY F. PISCIOTTA (62)   Director           Founder and President of         None
6911 S. Yosemite Street                      Brakes Plus(R)
Englewood, CO 80012

DANIEL L. SWIRES (50)     Director           Certified Public Accountant      None
9830 Isabelle Road                           with Daniel L. Swires, CPA
Lafayette, CO 80026

INTERESTED DIRECTORS AND OFFICERS

TIMOTHY BARNETT (32)      Director           Timothy Barnett has served       None
4909 Pearl East Circle                       as the Vice President of the
Suite 300                                    Adviser since January 2003.
Boulder, CO  80301                           In addition, Mr. Barnett is
                                             currently the Treasurer of
                                             Greenberg & Associates, Inc.

                                                                       DIRECTORS
                                                      April 30, 2005 (Unaudited)

                          POSITION WITH      PRINCIPAL OCCUPATION             OTHER
NAME, AGE AND ADDRESS     AGILE FUNDS, INC.  DURING THE PAST 5 YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS (CONTINUED)

MICHAEL BRADY (36)        Chief Financial    Michael Brady has served as      None
4909 Pearl East Circle    Officer,           the President of the Adviser
Suite 300                 Treasurer and      since 1996. Mr. Brady has
Boulder, CO  80301        Secretary          been the President of Agile
                                             Group, LLC, a registered
                                             investment adviser, since
                                             2001. In addition, Mr. Brady
                                             has been a Vice President
                                             and Secretary of Greenberg &
                                             Associates Securities, Inc.,
                                             an NASD member
                                             broker/dealer, since 1996.

NEAL R. GREENBERG (50)    Senior             Neal R. Greenberg has served     None
4909 Pearl East Circle    Portfolio          as the Chief Executive
Suite 300                 Manager &          Officer of the Adviser and
Boulder, CO  80301        Director           on the Adviser's Board of
                                             Directors since 1996. In
                                             addition, Mr. Greenberg has
                                             been the President of
                                             Greenberg & Associates,
                                             Inc., a registered
                                             investment adviser, since
                                             1990. Since 2001, Mr. Greenberg
                                             has been the Chief Executive
                                             Officer of Agile, LLC, a
                                             registered investment adviser.
                                             Since 1996, Mr. Greenberg
                                             has been the President and
                                             Treasurer of Greenberg &
                                             Associates Securities, Inc.,
                                             an NASD member broker/dealer.

MARC NICOLAY (30)         President and      Marc Nicolay has not served      None
4909 Pearl East Circle    Chief              in any executive capacity
Suite 300                 Executive          with the Adviser. Mr. Nicolay
Boulder, CO  80301        Officer            has been employed by affiliates
                                             of the Adviser since 1997.

PAUL RAMER (30)           Vice President     Paul Ramer has not served in     None
4909 Pearl East Circle                       any executive capacity with
Suite 300                                    the Adviser. Mr. Ramer has
Boulder, CO  80301                           been employed by affiliates
                                             of the Adviser since 1998.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
April 30, 2005 (Unaudited)

On November 18, 2004, the Board of Directors (the "Board") met in person to discuss, among other things, the renewal of the Subadvisory Agreement between the Agile Funds, Inc. (the "Company"), on behalf of the Fund, Tactical Allocation Services, Inc. ("Tactical"), and Denver Money Manager ("DMM"); the termination of the Subadvisory Agreement between the Company, on behalf of the Fund, Tactical and Battenkill Asset Management ("Battenkill"), the approval of interim Subadvisory Agreements and the proposed new Subadvisory Agreements between the Fund, Tactical and Compass Fund Management, LLC ("Compass"), Quantative Equity Strategies, LLC ("QES"), Centaur Capital Partners, L.P. ("Centaur") and Brantley Asset Management, LLC ("Brantley"), respectively; and the approval of a proposed new Subadvisory Agreement between the Company, on behalf of the Fund, Tactical and Schreiner Capital Management, Inc. ("Schreiner"). Each of the proposed new Subadvisory Agreements were presented to the Board on November 18, 2004 for approval, but were subject to shareholder approval before taking effect. See "Other" under Notes to Financial Statements for the results of the March 17, 2005 Special Meeting of the Shareholders.

RENEWAL OF SUBADVISORY AGREEMENT WITH DMM
In renewing the Subadvisory Agreement with DMM, the Board reviewed materials furnished by Tactical and DMM, and considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to renew the existing subadvisory agreement with
DMM):

NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PERFORMED BY DMM. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by DMM, including benefits to shareholders that could accrue from including DMM in the overall investment strategy of a multi-strategy fund. The Board, including the Independent Directors, reviewed the background of the principals of DMM and DMM's past performance. Among other things, they also considered the size, education, and experience of the Sub-Adviser's investment staff, their use of technology, and the Sub-Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by DMM would be beneficial to the Fund shareholders, and that DMM had the institutional capabilities to deliver those services;

INVESTMENT PERFORMANCE OF DMM. The Board, including the Independent Directors, reviewed the performance track record of DMM and its portfolio manager. Based in part on the experience, reputation, qualifications, and background of Mr. Grey, Owner, the Board, including the Independent Directors, concluded that the performance could, if sustainable, provide significant benefits for the Fund shareholders;

AMOUNT AND NATURE OF FEES TO BE PAID TO DMM. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to DMM. The Board, including the Independent Directors, concluded that that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if DMM were to continue as a Sub-Adviser to the Fund;

ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the DMM Agreement. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the anticipated size of the Fund at least in the short term, the available economies of scale were not significant at this time;

COMPARISON OF SERVICES AND FEES WITH OTHER SIMILAR ARRANGEMENTS. The Board, including the Independent Directors, reviewed the DMM Agreement and compared it with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the DMM Agreement were fair and reasonable, in part because the proposed sub-advisory fee contained in the DMM Agreement was similar to the sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if DMM were to become a Sub-Adviser to the Fund; and

ANCILLARY BENEFITS. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or DMM from the use of "soft" commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to DMM or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between DMM and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

Based upon such information as the Board considered necessary to the exercise of its reasonable business judgment and its evaluation of all of the material factors listed above, and after much discussion, the Board unanimously approved the continuation of the Subadvisory Agreement between the Company, on behalf of the Fund, Tactical and DMM.

TERMINATION OF SUBADVISORY AGREEMENT WITH BATTENKILL
In considering the termination of the existing Subadvisory Agreement with Battenkill, the Board reviewed materials furnished by Tactical and considered, among other things, the performance and other investment measures relating to Battenkill, and based upon such information as the Board considered necessary to the exercise of its reasonable business judgment, and after much discussion, the Board unanimously terminated the Subadvisory Agreement between the Company, on behalf of the Fund, Tactical and Battenkill, effective November 22, 2004.

APPROVAL OF INTERIM AND NEW PROPOSED SUBADVISORY AGREEMENTS

In approving the interim Subadvisory Agreement and the new proposed Subadvisory Agreement with Compass (the "Compass Agreements"), the Board reviewed materials furnished by Tactical and Compass, including Form ADV, organizational chart, personnel biographies, performance record, financial statements, responses to a Sub-Adviser Questionnaire (including the absence of any enforcement actions or other regulatory sanctions against the Adviser and its principals), proposed soft dollar practices with respect to the Company, brokerage relationships, privacy statement, client confidentiality policy, and compliance manual. The Directors expressed the belief that the Compass Agreements would enable the Fund to continue to obtain investment advisory services of high quality at costs the Directors deemed appropriate and reasonable. The Board evaluated the above-referenced information and considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to approve the Compass Agreements):

NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PERFORMED BY COMPASS. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by Compass, including benefits to shareholders that could accrue from the adding into the overall investment strategy of a multi-strategy fund an additional sub-adviser with significant prior experience in the area of long and short positions. The Board, including the Independent Directors, reviewed the background of the principals of Compass, Compass' past performance, and had direct discussions with Mr. Ehee, Managing Member of Compass, about his investment philosophy and how it would be applied to the Fund. Among other things, they also considered the size, education, and experience of the Sub-Adviser's investment staff, their use of technology, and the Sub-Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by Compass would be beneficial to the Fund shareholders, and that Compass had the institutional capabilities to deliver those services;

INVESTMENT PERFORMANCE OF COMPASS. The Board, including the Independent Directors, reviewed the performance track record of Compass and its portfolio manager. Based in part on the experience, reputation, qualifications, and background of Mr. Ehee, the Board, including the Independent Directors, concluded that the strong performance could, if sustainable, provide significant benefits for the Fund shareholders;

AMOUNT AND NATURE OF FEES TO BE PAID TO COMPASS. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to Compass. The Board, including the Independent Directors, concluded that that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if Compass were to become a Sub-Adviser to the Fund;

ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the Compass Agreements. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the anticipated size of the Fund at least in the short term, the available economies of scale were not significant at this time;

COMPARISON OF SERVICES AND FEES WITH OTHER SIMILAR ARRANGEMENTS. The Board, including the Independent Directors, reviewed the Compass Agreements and compared them with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the Compass Agreements were fair and reasonable, in part because the proposed sub-advisory fee contained in the Compass Agreements was similar to the sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if Compass were to become a Sub-Adviser to the Fund; and

ANCILLARY BENEFITS. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or Compass from the use of "soft" commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to Compass or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between Compass and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

In approving the interim Subadvisory Agreement and the new proposed Subadvisory Agreement with QES (the "QES Agreements"), the Board reviewed materials furnished by Tactical and QES, including Form ADV, organizational chart, personnel biographies, performance record, financial statements, responses to a Sub-Adviser Questionnaire (including the absence of any enforcement actions or other regulatory sanctions against the Adviser and its principals), proposed soft dollar practices with respect to the Company, brokerage relationships, privacy statement, client confidentiality policy, and compliance manual. The Directors expressed the belief that the QES Agreement would enable the Fund to continue to obtain investment advisory services of high quality at costs the Directors deemed appropriate and reasonable. The Board evaluated the above-referenced information and considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to approve the QES Agreements):

NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PERFORMED BY QES. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by QES, including benefits to shareholders that could accrue from the adding into the overall investment strategy of a multi-strategy fund an additional sub-adviser with significant prior experience in the area of convertible arbitrage. The Board, including the Independent Directors, also reviewed the background of the principals of QES, QES' past performance, and had discussions with Mr. Warwick, Managing Member of QES, about his investment philosophy and how it would be applied to the Fund. Among other things, they also considered the size, education, and experience of the Sub-Adviser's investment staff, their use of technology, and the Sub-Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by QES would be beneficial to the Fund shareholders, and that QES had the institutional capabilities to deliver those services;

INVESTMENT PERFORMANCE OF QES. The Board, including the Independent Directors, reviewed the performance track record of QES and its portfolio manager. Based in part on the experience, reputation, qualifications, and background of Mr. Warwick, the Board, including the Independent Directors, concluded that the strong performance could, if sustainable, provide significant benefits for the Fund shareholders;

AMOUNT AND NATURE OF FEES TO BE PAID TO QES. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to QES. The Board, including the Independent Directors, concluded that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if QES were to become a Sub-Adviser to the Fund;

ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the QES Agreements. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the short term anticipated size of the Fund, at least in the short term, the available economies of scale were not significant at this time;

COMPARISON OF SERVICES AND FEES WITH OTHER SIMILAR ARRANGEMENTS. The Board, including the Independent Directors, reviewed the QES Agreements and compared them with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the QES Agreements were fair and reasonable, in part because the proposed sub-advisory fee contained in the QES Agreements was similar to the sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if QES were to become a Sub-Adviser to the Fund; and

ANCILLARY BENEFITS. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or QES from the use of "soft" commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to QES or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between QES and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

In approving the interim Subadvisory Agreement and the new proposed Subadvisory Agreement with Centaur (the "Centuar Agreements"), the Board reviewed materials furnished by Tactical and Centaur, including Form ADV, organizational chart, personnel biographies, performance record, financial statements, responses to a Sub-Adviser Questionnaire (including the absence of any enforcement actions or other regulatory sanctions against the Adviser and its principals), proposed soft dollar practices with respect to the Company, brokerage relationships, privacy statement, client confidentiality policy, and compliance manual. The Directors expressed the belief that the Centaur Agreements would enable the Fund to continue to obtain investment advisory services of high quality at costs the Directors deemed appropriate and reasonable. The Board evaluated the above-referenced information and considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to approve the Centaur Agreements):

NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PERFORMED BY CENTAUR. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by Centaur, including benefits to shareholders that could accrue from the adding into the overall investment strategy of a multi-strategy fund an additional sub-adviser with significant prior experience in the area of fundamental analysis. The Board, including the Independent Directors, also reviewed the background of the principals of Centaur, Centaur's past performance, and had discussions with Mr. Ashton, Managing Partner of Centaur, about his investment philosophy and how it would be applied to the Fund. Among other things, they also considered the size, education, and experience of the Sub-Adviser's investment staff, their use of technology, and the Sub-Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by Centaur would be beneficial to the Fund shareholders, and that Centaur had the institutional capabilities to deliver those services;

INVESTMENT PERFORMANCE OF CENTAUR. The Board, including the Independent Directors, reviewed the performance track record of Centaur and its portfolio manager. Based in part on the experience, reputation, qualifications, and background of Mr. Ashton, the Board, including the Independent Directors, concluded that the strong performance could, if sustainable, provide significant benefits for the Fund shareholders;

AMOUNT AND NATURE OF FEES TO BE PAID TO CENTAUR. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to Centaur. The Board, including the Independent Directors, concluded that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if Centaur were to become a Sub-Adviser to the Fund;

ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the Centaur Agreements. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the short term anticipated size of the Fund, at least in the short term, the available economies of scale were not significant at this time;

COMPARISON OF SERVICES AND FEES WITH OTHER SIMILAR ARRANGEMENTS. The Board, including the Independent Directors, reviewed the Centaur Agreement and compared them with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the Centaur Agreements were fair and reasonable, in part because the proposed sub-advisory fee contained in the Centaur Agreements was similar to the sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if Centaur were to become a Sub-Adviser to the Fund; and

ANCILLARY BENEFITS. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or Centaur from the use of "soft" commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to Centaur or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between Centaur and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

In approving the interim Subadvisory Agreement and the new proposed Subadvisory Agreement with Brantley (the "Brantley Agreements"), the Board reviewed materials furnished by Tactical and Brantley, including Form ADV, organizational chart, personnel biographies, performance record, financial statements, responses to a Sub-Adviser Questionnaire (including the absence of any enforcement actions or other regulatory sanctions against the Adviser and its principals), proposed soft dollar practices with respect to the Company, brokerage relationships, privacy statement, client confidentiality policy, and compliance manual. The Directors expressed the belief that the Brantley Agreements would enable the Fund to continue to obtain investment advisory services of high quality at costs the Directors deemed appropriate and reasonable. The Board evaluated the above-referenced information and considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to approve the Brantley Agreements):

NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PERFORMED BY BRANTLEY. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by Brantley, including benefits to shareholders that could accrue from the adding into the overall investment strategy of a multi-strategy fund an additional sub-adviser with significant prior experience in the area of fundamental analysis. The Board, including the Independent Directors, also reviewed the background of the principals of Brantley, and Brantley's past performance. Among other things, they also considered the size, education, and experience of the Sub-Adviser's investment staff, their use of technology, and the Sub-Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by Brantley would be beneficial to the Fund shareholders, and that Brantley had the institutional capabilities to deliver those services;

INVESTMENT PERFORMANCE OF BRANTLEY. The Board, including the Independent Directors, reviewed the performance track record of Brantley and its portfolio managers. Based in part on the experience, reputations, qualifications, and backgrounds of Messrs. Coyne and Finn, Members of Brantley, the Board, including the Independent Directors, concluded that the strong performance could, if sustainable, provide significant benefits for the Fund shareholders;

AMOUNT AND NATURE OF FEES TO BE PAID TO BRANTLEY. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to Brantley. The Board, including the Independent Directors, concluded that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if Brantley were to become a Sub-Adviser to the Fund;

ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the Brantley Agreements. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the short term anticipated size of the Fund, at least in the short term, the available economies of scale were not significant at this time;

COMPARISON OF SERVICES AND FEES WITH OTHER SIMILAR ARRANGEMENTS. The Board, including the Independent Directors, reviewed the Brantley Agreements and compared them with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the Brantley Agreements were fair and reasonable, in part because the proposed sub-advisory fee contained in the Brantley Agreements was similar to the other sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if Brantley were to become a Sub-Adviser to the Fund; and

ANCILLARY BENEFITS. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or Brantley from the use of "soft" commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to Brantley or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between Brantley and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

Based upon such information as the Board considered necessary to the exercise of its reasonable business judgment and its evaluation of all of the material factors listed above, and after much discussion, the Board unanimously approved several interim Subadvisory Agreements between the Company, on behalf of the Fund, Tactical Allocation Services, Inc. ("TAS"), and Compass, QES, Centaur and Brantley, respectively. The Board further recommended that the shareholders approve each proposed new Subadvisory Agreement at a special meeting of the shareholders.

APPROVAL OF NEW SUBADVISORY AGREEMENT

In approving the new proposed Subadvisory Agreement with Schreiner (the "Schreiner Agreement"), the Board reviewed materials furnished by Tactical and Schreiner, including Schreiner's Form ADV, organizational chart, personnel biographies, performance record, financial statements, responses to a Sub-Adviser Questionnaire (including the absence of any enforcement actions or other regulatory sanctions against the Adviser and its principals), proposed soft dollar practices with respect to the Company, brokerage relationships, privacy statement, client confidentiality policy, and compliance manual. The Directors expressed the belief that the proposed Schreiner Agreement would enable the Fund to continue to obtain investment advisory services of high quality at costs the Directors deemed appropriate and reasonable. The Board evaluated the above-referenced information and considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to approve the Schreiner Agreement):

NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PERFORMED BY SCHREINER. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by Schreiner, including benefits to shareholders that could accrue from the adding into the overall investment strategy of a multi-strategy fund an additional sub-adviser with significant prior experience in the area of technical analysis. The Board, including the Independent Directors, also reviewed the background of the principals of Schreiner, and Schreiner's past performance. Among other things, they also considered the size, education, and experience of the Sub-Adviser's investment staff, their use of technology, and the Sub-Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by Schreiner would be beneficial to the Fund shareholders, and that Schreiner had the institutional capabilities to deliver those services;

INVESTMENT PERFORMANCE OF SCHREINER. The Board, including the Independent Directors, reviewed the performance track record of Schreiner and its portfolio managers. Based in part on the experience, reputations, qualifications, and backgrounds of Messrs. Schreiner, CEO/CCO, and Sareyka, President, the Board, including the Independent Directors, concluded that the strong performance could, if sustainable, provide significant benefits for the Fund shareholders;

AMOUNT AND NATURE OF FEES TO BE PAID TO SCHREINER. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to Schreiner. The Board, including the Independent Directors, concluded that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if Schreiner were to become a Sub-Adviser to the Fund;

ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the Schreiner Agreement. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the short term anticipated size of the Fund, at least in the short term, the available economies of scale were not significant at this time;

COMPARISON OF SERVICES AND FEES WITH OTHER SIMILAR ARRANGEMENTS. The Board, including the Independent Directors, reviewed the Schreiner Agreement and compared it with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the Schreiner Agreement were fair and reasonable, in part because the proposed sub-advisory fee contained in the Schreiner Agreement was similar to the sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if Schreiner were to become a Sub-Adviser to the Fund; and

ANCILLARY BENEFITS. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or Schreiner from the use of "soft" commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to Schreiner or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between Schreiner and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

Based upon such information as the Board considered necessary to the exercise of its reasonable business judgment and its evaluation of all of the material factors listed above, and after much discussion, the Board unanimously approved the Subadvisory Agreement between the Company, on behalf of the Fund, Tactical and Schreiner, with a recommendation that shareholders approve the Subadvisory Agreement at a special meeting of the shareholders.

AGILE FUNDS, INC.
P.O. Box 1355
Denver, CO 80201-1355
1.866.84.AGILE
(866.842.4453)

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

This material must be accompanied or preceded by a current prospectus. Please read it carefully before investing.

For more information, please call 1.866.842.4453.

ALPS DISTRIBUTORS, INC., distributor

Item 2.  CODE OF ETHICS.

       Not applicable to semi-annual report.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

       Not applicable to semi-annual report.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       Not applicable to semi-annual report.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

       Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

       The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

       Not applicable.

Item 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

       There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.

     (a)(1)  Not applicable to semi-annual report.

     (a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

     (a)(3)  Not applicable.

     (b) The certifications by the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGILE FUNDS, INC.

By:        /s/ Marc Nicolay
           ----------------
           Marc Nicolay
           President (Principal Executive Officer)

Date:      July 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Marc Nicolay
           ----------------
           Marc Nicolay
           President (Principal Executive Officer)

Date:      July 7, 2005


By:        /s/ Michael Brady
           -----------------
           Michael Brady
           Treasurer (Principal Financial Officer)

Date:      July 7, 2005